JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, Massachusetts 02116

May 17, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:	John Hancock Funds II (the “Trust”), on behalf of:

John Hancock Multimanager Aggressive Portfolio,

John Hancock Multimanager Balanced Portfolio,

John Hancock Multimanager Conservative Portfolio,

John Hancock Multimanager Growth Portfolio,

John Hancock Multimanager Moderate Portfolio and

John Hancock Retirement Income 2040 Fund (collectively, the “Funds”)

File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on May 3, 2019 on behalf of the funds pursuant to Rule 497(c) (Accession No. 0001133228-19-002949), which is incorporated by reference into this Rule 497 Document.

The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions or comments, please call me at (617) 572-0420.

Sincerely,

/s/ Harsh Pulluru

Harsha Pulluru

Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document